DEBT - Revolving Credit Facility (Details)		12 Months Ended
	Feb. 26, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2014
Senior Notes
Line of Credit Facility [Line Items]
Debt defaults		$ 0
Subsequent Event | Senior Notes | Summit Holdings and Finance Corporation
Line of Credit Facility [Line Items]
Buy-back of debt, up to	$ 100,000,000
Revolving credit facility
Line of Credit Facility [Line Items]
Borrowing capacity		700,000,000
Accordion feature		$ 200,000,000.0
Commitment fee on unused portion of the facility (as a percent)		0.50%
Interest rate at period end		2.93%		2.67%
Unused portion under the facility		$ 356,000,000
Maximum cumulative lease payment obligations allowable under terms of covenants		$ 30,000,000.0
Period that cumulative lease payment obligations may not exceed specified amount under terms of covenants		12 months
Trailing period used in calculating the ratio of EBITDA to net interest expense		12 months
Ratio of consolidated EBITDA to net interest expense		2.5
Trailing period used in calculating the ratio of total indebtedness to consolidated EBITDA		12 months
Line of Credit Facility, Covenant, Senior Secured Leverage Ratio		3.75
Ratio of total indebtedness to consolidated EBITDA		5.0
Ratio of total indebtedness to consolidated EBITDA, for a specified period following certain acquisitions		5.5
Period following certain acquisitions, for which higher ratio of total indebtedness to consolidated EBITDA is to be maintained		270 days
Total leverage ratio		5.5
Debt defaults		$ 0
Revolving credit facility | Subsequent Event
Line of Credit Facility [Line Items]
Borrowing capacity			$ 1,250,000,000.00
Revolving credit facility | LIBOR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)		2.50%
Revolving credit facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee on unused portion of the facility (as a percent)		0.30%
Revolving credit facility | Minimum | ABR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)		0.75%
Revolving credit facility | Minimum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)		1.75%
Revolving credit facility | Maximum
Line of Credit Facility [Line Items]
Commitment fee on unused portion of the facility (as a percent)		0.50%
Revolving credit facility | Maximum | ABR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)		1.75%
Revolving credit facility | Maximum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin (as a percent)		2.75%